Ordinary Shares	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Ordinary Shares
19.	Ordinary shares
During the year ended December 31, 2020, 16,389,527 Class A ordinary shares were issued for the exercised share options and vested restricted share units.
As of December 31, 2020, 83,490,841 Class A ordinary shares and 152,357,321 Class B ordinary shares had been issued and outstanding, respectively.
During the year ended December 31, 2021, 2,222,119 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 1,280,804 Class B ordinary shares were converted to Class A ordinary shares.
As of December 31, 2021, 86,993,764 Class A ordinary shares and 151,076,517 Class B ordinary shares had been issued and outstanding, respectively.
During the year ended December 31, 2022, 1,717,720 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 690,000 Class B ordinary shares were converted to Class A ordinary shares.
As of December 31, 2022, 89,401,484 Class A ordinary shares and 150,386,517 Class B ordinary shares had been issued and outstanding, respectively.